Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended
	Feb. 25, 2020	Dec. 31, 2019	Sep. 30, 2020
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units	23,000,000
Initial Public Offering, price per unit	$ 10.00
Initial Public Offering, gross proceeds	$ 230,000,000		$ 230,000,000
Initial Public Offering, offering costs	13,200,000
Initial Public Offering, deferred underwriting commissions	$ 8,050,000	$ 73,356
Initial Public Offering, private placement gross proceeds			$ 6,600,000
Business Combination required completion period after Initial Public Offering			24 months
Business Combination required completion date after Initial Public Offering			Feb. 25, 2022
Business Combination within in the Combination Period, possible per share value of residual assets remaining available for distribution		$ 10.00	$ 10.00
Operating bank account			$ 482,000
Working capital			1,800,000
Interest income available in the Trust Account for the Company's tax obligations			759,000
Contribution from the Sponsor in exchange for the issuance of the Founder Shares			$ 25,000
Number of Founder Shares issued in exchange for contribution from sponsor			90,000
Business combination required completion period after proposed public offering		24 months
Class A Shares [Member]
Organization Business And Basis Of Presentation [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, price per public share		$ 10.00	$ 10.00
Private Placement Warrant [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units	6,600,000	6,000,000
Initial Public Offering, price per unit	$ 1.00	$ 1.00
Initial Public Offering, private placement gross proceeds	$ 6,600,000	$ 6,000,000
Trust Account [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, price per unit	$ 10.00
Initial Public Offering, gross proceeds	$ 230,000,000
Proposed public offering [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units		20,000,000
Initial Public Offering, price per unit		$ 10.00
Common stock, price per public share		10.00
Proposed public offering [Member] | Class A Shares [Member]
Organization Business And Basis Of Presentation [Line Items]
Common stock, par value		0.0001
Common stock, price per public share		$ 10.00
Proposed public offering [Member] | Private Placement Warrant [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units		6,000,000
Initial Public Offering, price per unit		$ 1.00
Proposed public offering [Member] | Trust Account [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, price per unit		$ 10.00
Underwriters Over Allotment [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units	3,000,000
Underwriters Over Allotment [Member] | Proposed public offering [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units		23,000,000
Underwriters Over Allotment [Member] | Proposed public offering [Member] | Private Placement Warrant [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units		6,600,000
Private Placement [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units	6,600,000
Initial Public Offering, price per unit	$ 1.00
Initial Public Offering, private placement gross proceeds	$ 6,600,000
Minimum [Member]
Organization Business And Basis Of Presentation [Line Items]
Business combination, intended enterprise valuations		$ 500,000,000	$ 500,000,000
Percentage of the fair value of assets in the trust account of the prospective acquirer net of taxes and deferred underwriting commission			80.00%
Equity method investment percentage			50.00%
Minimum [Member] | Proposed public offering [Member]
Organization Business And Basis Of Presentation [Line Items]
Percentage of the fair value of assets in the trust account of the prospective acquirer net of taxes and deferred underwriting commission		80.00%
Equity method investment percentage		50.00%
Maximum [Member]
Organization Business And Basis Of Presentation [Line Items]
Business combination, intended enterprise valuations		$ 1,500,000,000	$ 1,500,000,000
Public Shares redeemable amount limit of net tangible assets			$ 5,000,001
Percentage of aggregate Public Shares restricted from redeem		20.00%	20.00%
Business Combination, maximum amount of interest to pay dissolution expenses		$ 100,000	$ 100,000
Maximum [Member] | Proposed public offering [Member]
Organization Business And Basis Of Presentation [Line Items]
Public Shares redeemable amount limit of net tangible assets		$ 5,000,001